As filed with the Securities and Exchange Commission on November 22, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2010

Date of reporting period:  09/30/2010

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
September 30, 2010 (Unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 4.11%
Pennsylvania - 4.11%
Pennsylvania State Higher Education Assistance Agency
0.893%, 06/01/2047 (a)(b)(c)	$4,275,000	$4,275,000
Pennsylvania State Higher Education Assistance Agency
0.307%, 05/01/2046 (a)(b)(c)	4,400,000	4,400,000
TOTAL MUNICIPAL BONDS (Cost $8,675,000)		8,675,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.78%
FFCB - 1.42%
0.55%, 06/13/2012	3,000,000	3,000,399
		3,000,399

FHLB - 21.52%
0.787%, 06/11/2015 (a)(b)	2,000,000	2,010,000
1.526%, 04/15/2025 (a)(b)	10,000,000	10,147,030
1.85%, 12/21/2012 (b)	5,000,000	5,018,500
4.805%, 08/20/2015	645,183	710,596
5.10%, 11/19/2014	3,000,000	3,021,096
5.25%, 09/15/2017 (b)	857,628	954,112
5.25%, 11/08/2017	5,000,000	5,025,580
5.25%, 12/11/2020 (b)	10,000,000	12,160,000
5.75%, 06/12/2026 (b)	5,000,000	6,350,000
		45,396,914

FHLMC - 16.29%
1.244%, 03/30/2015 (a)(b)	5,000,000	5,035,500
2.000%, 09/07/2017 (a)	1,500,000	1,503,345
5.723%, 08/01/2037 (a)	625,763	671,885
Pool 1B1691, 2.841%, 05/01/2034 (a)	312,322	325,855
Pool 781955, 2.827%, 05/01/2034 (a)	744,508	783,348
Pool E01489, 4.50%, 11/01/2018	1,087,185	1,142,829
Pool G12402, 5.00%, 11/01/2021	1,307,461	1,389,965
Pool C90779, 5.00%, 01/01/2024	576,622	612,940
Pool G30284, 5.00%, 02/01/2026	879,734	927,473
Pool G12785, 5.50%, 08/01/2017	552,808	596,403
Pool G11759, 5.50%, 12/01/2018	594,340	641,211
Pool G13161, 5.50%, 05/01/2023	525,242	565,596
Pool 1N1628, 5.711%, 06/01/2037 (a)	764,507	819,253
Pool 847661, 5.859%, 12/01/2036 (a)	835,464	899,922
Pool C91000, 6.00%, 11/01/2026	1,425,505	1,540,731
Pool D97199, 6.00%, 02/01/2027	1,292,716	1,397,209
Pool G30360, 6.00%, 10/01/2027	1,204,796	1,298,040
Series 3726, 2.00%, 08/15/2020 (b)	5,000,000	5,064,062
Series 2776, 4.00%, 01/15/2034	663,392	700,853
Series 3070, 4.50%, 10/15/2018	840,140	866,333
Series 2827, 4.50%, 01/15/2023	1,000,000	1,077,119
Series 2542, 5.00%, 12/15/2017	960,651	1,046,717
Series 3128, 5.00%, 10/15/2027	2,000,000	2,050,035
Series 3187, 5.00%, 02/15/2032	754,810	770,595
Series 2941, 5.00%, 05/15/2033	1,000,000	1,078,052
Series 3414, 5.00%, 12/15/2036	965,461	1,016,781
Series 3349, 6.00%, 09/15/2036	478,764	536,928
		34,358,980

	Principal	Fair
	Amount	Value
FNMA - 36.52%
0.40%, 09/10/2012 (a)	$5,000,000	$5,000,070
0.84%, 03/08/2013	7,000,000	7,010,052
1.60%, 11/26/2012	3,000,000	3,004,836
2.00%, 04/20/2020	2,000,000	2,017,908
2.25%, 02/25/2020	3,000,000	3,024,975
2.25%, 04/20/2020 (b)	5,000,000	5,005,000
3.00%, 08/23/2013	5,000,000	5,045,885
5.45%, 10/18/2021 (b)	7,250,000	8,591,250
5.953%, 06/21/2027	3,000,000	3,110,049
6.000%, 04/18/2036 (b)	5,000,000	5,825,000
Pool 843024, 2.224%, 09/01/2035 (a)	440,746	460,414
Pool 826046, 2.574%, 07/01/2035 (a)	683,265	716,029
Pool 802854, 2.597%, 12/01/2034 (a)	484,724	504,562
Pool 851297, 2.673%, 09/01/2035 (a)	503,713	522,213
Pool 735529, 2.702%, 08/01/2034 (a)	533,774	558,542
Pool 254720, 4.50%, 05/01/2018	992,837	1,054,867
Pool 725647, 4.50%, 07/01/2019	899,651	955,859
Pool 255547, 4.50%, 01/01/2020	843,141	895,818
Pool 745392, 4.50%, 12/01/2020	1,000,616	1,052,523
Pool 254510, 5.00%, 11/01/2017	684,804	730,959
Pool 254631, 5.00%, 02/01/2018	352,627	376,394
Pool 555545, 5.00%, 06/01/2018	460,378	491,407
Pool 357413, 5.00%, 07/01/2018	1,074,349	1,146,760
Pool 254985, 5.00%, 11/01/2023	637,027	677,036
Pool 257163, 5.00%, 04/01/2028	1,161,967	1,227,680
Pool 254192, 5.50%, 02/01/2022	628,971	677,835
Pool 255182, 5.50%, 04/01/2024	611,262	658,526
Pool 257164, 5.50%, 04/01/2028	1,099,573	1,173,159
Pool 257239, 5.50%, 06/01/2028	1,161,257	1,238,971
Pool 889634, 6.00%, 02/01/2023	1,057,213	1,146,657
Pool 256752, 6.00%, 06/01/2027	1,267,078	1,367,717
Pool 256962, 6.00%, 11/01/2027	1,331,236	1,436,970
Pool 256651, 6.00%, 03/01/2037	440,775	472,489
Pool 941676, 6.00%, 05/01/2037	670,928	719,201
Pool 256890, 6.00%, 09/01/2037	442,659	474,509
Pool 256946, 6.50%, 10/01/2027	937,994	1,025,211
Series 2010-116, 2.00%, 08/25/2020 (b)	3,000,000	3,038,438
Series 2008-51, 4.50%, 11/25/2022	1,073,321	1,137,490
Series 2004-28, 4.50%, 01/25/2034	770,114	822,070
Series 2009-3, 5.00%, 01/25/2049	932,811	999,937
Series 2007-B2, 5.50%, 12/25/2020	91,788	95,850
Series 2007-42, 5.50%, 01/25/2036	997,262	1,063,508
Series 2006-126, 5.50%, 04/25/2036	447,909	481,204
		77,035,830

GNMA - 3.03%
Pool 80701, 3.375%, 06/20/2033 (a)	159,756	164,857
Pool 80825, 3.50%, 02/20/2034 (a)	126,143	130,607
Pool 80965, 3.625%, 07/20/2034 (a)	347,259	359,187
Pool 82212, 5.00%, 11/20/2038 (a)	1,182,187	1,224,261
Series 2008-6, 4.25%, 09/20/2037	1,512,247	1,587,352
Series 2010-113, 2.50%, 02/16/2040	1,500,000	1,511,719
Series 2010-14, 4.50%, 02/16/2040	1,321,045	1,424,924
		6,402,907

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $161,092,061)		166,195,030

	Amount/Shares	Value
SHORT TERM INVESTMENTS - 16.26%
Money Market Funds - 16.26%
Dreyfus Cash Management Fund, 0.21% (d)	6,000,000	6,000,000
Dreyfus Institutional Reserves Money Fund, 0.28% (d)	6,079,112	6,079,112
Federated Prime Management Obligations Fund, 0.24% (d)	3,011,341	3,011,341
Federated Prime Obligations Fund, 0.21% (d)	13,512,013	13,512,013
Federated Prime Value Obligations Fund, 0.23% (d)	5,701,578	5,701,578
TOTAL SHORT TERM INVESTMENTS (Cost $34,304,044)		34,304,044

Total Investments (Cost $204,071,105) - 99.15%		209,174,074
Other Assets in Excess of Liabilities, Net - 0.85%		1,779,404
TOTAL NET ASSETS - 100.00%		$210,953,478

Footnotes
The following information for the Funds is presented on an income tax basis as of September 30, 2010*:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	204,071,105	5,151,614	(48,645)	5,102,969

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2010.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2010 is $77,873,892, which represents 36.92% of total net assets.
(c)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of September 30, 2010 the value of these investments was $8,675,000 or 4.11% of total net assets.
(d)	The rate listed is the fund's 7-day yield as of September 30, 2010.

The CORE Fund
Schedule of Short Futures Contracts
September 30, 2010 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

285	U.S. Treasury 10-Year Note Futures Contract
	Expiring December 2010 (Underlying Face Amount at Fair Value $35,923,361)	$ (116,495)

As of September 30, 2010, margin deposits of $618,805 have been pledged in connection with the open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine that significance and character of all inputs to their fair value determination.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level I that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund's assets and liabilities measured at fair value as of
September 30, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$—	$96,996,138	$69,198,892	$166,195,030
Municipal Bonds	—	—	8,675,000	8,675,000
Total Fixed Income	—	96,996,138	77,873,892	174,870,030

Short-Term Investments	34,304,044	—	—	34,304,044

Total Investments in Securities	$34,304,044	$96,996,138	$77,873,892	$209,174,074

Other Financial Instruments*	$(116,495)	$—	$—	$(116,495)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Level 2 Reconciliation Disclosure
Following is a reconciliation of Level 2 assets for which significant unobservable inputs were used to determine fair value.

Transfers into Level 2		$8,135,629
Transfers out of Level 2		—
Net transfers in and/or out of Level 2		$8,135,629

Transfers were made into Level 2 because securities were being manually priced utilizing Advisor's model and now are being priced by independent third party service provider.

Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description		Investments in Securities
Balance as of December 31, 2009		$65,310,445
Accrued discounts (premiums)		(104,113)
Realized gain (loss)		(1,524,445)
Change in unrealized appreciation (depreciation)		2,443,909
Net purchase (sales)		(35,951,684)
Transfers in and/or out of Level 3		47,699,780
Balance as of September 30, 2010		$77,873,892

Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at September 30, 2010.		$3,175,477

Derivatives
The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

In this reporting period, the Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives
and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in short future contracts for the year ended September 30, 2010, are as follows:
Contracts
Outstanding at December 31, 2009	200
Futures opened	820
Futures closed	(735)
Outstanding at September 30, 2010	285

Values of Derivative Instruments as of September 30, 2010:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts*	Variation Margin	$31,170	Investments, at fair value	$0
Total		$31,170		$0
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title) /s/ Mitchell York
Mitchell York, President/Principal Executive Officer

Date    November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President/Principal Executive Officer

Date    November 22, 2010

By (Signature and Title)    /s/ M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date    November 22, 2010

* Print the name and title of each signing officer under his or her signature.